Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 28,382.3	$ 28,422.2
Non-Agency RMBS
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	52.4
Weighted Average Ultimate Default Rates	39.50%
Loss Severity Rates - Weighted Average	73.30%
Non-Agency RMBS | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	32.70%
Non-Agency RMBS | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	99.00%
Non-Agency RMBS | Prime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7.2
Weighted Average Ultimate Default Rates	21.50%
Loss Severity Rates - Weighted Average	41.30%
Non-Agency RMBS | Prime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	32.70%
Non-Agency RMBS | Prime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	45.00%
Non-Agency RMBS | Alt-A
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12.1
Weighted Average Ultimate Default Rates	40.30%
Loss Severity Rates - Weighted Average	65.50%
Non-Agency RMBS | Alt-A | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	65.50%
Non-Agency RMBS | Alt-A | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	65.50%
Non-Agency RMBS | Subprime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23.4
Weighted Average Ultimate Default Rates	48.60%
Loss Severity Rates - Weighted Average	76.50%
Non-Agency RMBS | Subprime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	75.60%
Non-Agency RMBS | Subprime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	79.30%
Non-Agency RMBS | 2nd Lien
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9.7
Weighted Average Ultimate Default Rates	32.80%
Loss Severity Rates - Weighted Average	99.00%
Non-Agency RMBS | 2nd Lien | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	98.90%
Non-Agency RMBS | 2nd Lien | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	99.00%